RELATED PARTY TRANSACTIONS - Promissory note - related party & working capital loans (Details) - USD ($)			3 Months Ended				9 Months Ended	10 Months Ended	12 Months Ended
	Oct. 29, 2021	Jan. 27, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	May 10, 2023	Jan. 19, 2023	Jan. 03, 2023	Sep. 07, 2022	May 29, 2022	Apr. 19, 2022	Dec. 06, 2021	Apr. 17, 2021	Jul. 16, 2020
RELATED PARTY TRANSACTIONS
Amount drawn			$ 995,000	$ 995,000		$ 0				$ 500,000	$ 500,000
Amount drawn			500,000	500,000					$ 500,000
Amount outstanding			$ 2,490,000	$ 1,495,000		$ 500,000			$ 1,495,000	$ 500,000	$ 500,000
Notes Payable, Current, Related Party, Type [Extensible Enumeration]				us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember			us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Notes Payable, Related Party, Type [Extensible Enumeration]			us-gaap:RelatedPartyMember			us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember			us-gaap:RelatedPartyMember
Expenses incurred and paid			$ 855,233	$ 1,113,042	$ 478,919	$ 2,787,640	$ 233,253			$ 8,009,751
Due to related party				$ 121,935					$ 121,935	$ 131,935
Other Liability, Current, Related Party, Type [Extensible Enumeration]			us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Unsecured promissory note
RELATED PARTY TRANSACTIONS
Amount drawn											$ 500,000
Extension Note
RELATED PARTY TRANSACTIONS
Amount drawn				$ 495,000
Borrowings under working capital loans				495,000					$ 495,000
Subsequent Event | Extension Note
RELATED PARTY TRANSACTIONS
Borrowings under working capital loans																$ 330,000
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Working capital			$ 1,500,000	$ 1,500,000							$ 1,500,000
Price of warrant per share			$ 1.50	$ 1.50		$ 1.50			$ 1.50		$ 1.50
Borrowings under working capital loans			$ 0	$ 0		$ 0			$ 0	$ 0	$ 0
Sponsor | Unsecured promissory note
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note												$ 500,000
Principal amount of debt															$ 500,000
Sponsor | Extension Note
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note			990,000	990,000					990,000				$ 990,000
Sponsor | Subsequent Event | Extension Note
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note																	$ 990,000
Ananda Trust | Unsecured promissory note
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note												$ 500,000		$ 500,000
Principal amount of debt															$ 500,000			$ 500,000
Ananda Trust | Unsecured promissory note | Working Capital shares
RELATED PARTY TRANSACTIONS
Conversion ratio															$ 10.00			$ 10.00
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note																			$ 300,000	$ 300,000
Repayment of promissory note - related party	$ 122,292	$ 122,292
Related Party Loans
RELATED PARTY TRANSACTIONS
Due to related party			91,935	121,935		$ 131,935		$ 21,935	$ 121,935	131,935	131,935
Office Space Secretarial and Administrative Services
RELATED PARTY TRANSACTIONS
Expenses per month			10,000	10,000							10,000
Expenses incurred and paid			$ 30,000	$ 30,000	$ 30,000			$ 21,935		$ 30,000	$ 120,000